Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of reconciliation of income tax expense (benefit)
The reconciliation of income tax expense (benefit) computed at the Canadian federal statutory rate to income tax expense (benefit) is as follows:

	(Restated- Note 3) 2020 $	(Restated- Note 3) 2019 $
Income attributable to common shareholders before income taxes	(36,178,975)	(15,727,308)

Expense (recovery) of income taxes at the Canadian tax rate of 26.5% (2019– 26.5%)	(9,587,428)	(4,167,737)
Increase (decrease) in income taxes resulting from
Stock-based compensation	396,528	942,013
State franchise tax, net of federal benefit	395,220	(45,860)
US tax rate differential	882,767	375,883
Return to provision adjustment	(204,701)	1,130,204
Other	(236,378)	(483,792)
Valuation allowance	8,915,547	(548,270)

Income tax expense (benefit)	561,555	(2,797,559)

U.S. Federal current tax expense (benefit)	-	-
U.S. State current tax expense (benefit)	(138,281)	(1,378,079)
U.S. Federal deferred tax expense (benefit)	699,836	(823,416)
U.S. State deferred tax expense (benefit)	-	(596,064)

Total income tax expense (benefit)	561,555	(2,797,559)

Summary of the Company's deferred tax assets and liabilities	The Company’s deferred tax assets and liabilities are made up of the following components:

	(Restated- Note 3)	(Restated- Note 3)
	2020 $	2019 $

Deferred tax assets
Lease liabilities	31,615,510	33,474,270
Net operating losses	16,559,000	7,249,097
163(j) carryforward	2,024,652	1,268,076
Debt issuance costs	2,419,687	4,412,375
Capital acquisition costs	2,011,450	779,367
Other	16,001,597	13,763,638

Total deferred tax assets	70,631,896	60,946,823
Less: Valuation allowance	(16,851,707)	(7,928,553)

Net deferred tax assets	53,780,189	53,018,270

Deferred tax liabilities
Right-of-use assets	(30,349,474)	(32,855,049)
Fixed assets	(11,196,500)	(9,763,083)
Goodwill	(10,660,618)	(8,430,589)
Other	(3,266,608)	(2,962,724)

Total deferred tax liabilities	(55,473,200)	(54,011,445)

Net deferred tax liabilities	(1,693,011)	(993,175)